COMMON STOCK (Details) (Common Stock [Member], USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Common Stock [Member]
Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling $182,684 and $636,179 for Fiscal 2013 and Fiscal 2012, respectively		1,860,943	8,410,374
Common Shares issued pursuant to the conversion of Series B, Series C, and Series E Convertible Preferred Share derivatives, with such derivative liabilities totaling $3,170,670 and $17,164,181, for Fiscal 2013 and Fiscal 2012, respectively, at the time of their conversion.		$ 29,863,563	$ 140,493,195
Common Shares issued in payment of Director's fees totaling $96,047 and $145,894 for Fiscal 2013 and Fiscal 2013, respectively	3,957,239	1,200,588	1,505,613
Common shares issued in payment of employee salaries totaling $50,072 and $67,336 for Fiscal 2013 and Fiscal 2012, respectively.		625,900	694,889
Common shares issued pursuant to warrants exercised		9,293,227	0
Total Common Shares issued during Fiscal 2013 and 2012	138,723,841	42,844,221	151,104,071
Common Shares outstanding at March 31	513,217,800	374,493,959	331,649,738	180,545,657